Leases - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)	Jun. 30, 2018 USD ($)
Leases [Abstract]
Operating lease asset	$ 10,849		$ 10,310	$ 0		$ 13,800
Operating lease liabilities	11,550		$ 11,044			$ 14,300
Lessor, number of operating leases | lease			1
Lessor, number of sales-type leases | lease			3
Cash proceeds from lease payment, operating activity			$ 3,700
Operating lease, product revenue			900
Sales-type lease, loss			1,200
Lessee, Lease, Description [Line Items]
Sublease payments	1,368		1,368
Operating lease, expense	$ 1,000	$ 1,000	$ 4,000
Operating lease, expense, pre ASC 842				$ 3,400	$ 3,100
Operating lease, weighted average remaining lease term	3 years 8 months 12 days		4 years
Operating lease, weighted average discount rate, percent	4.70%		4.90%
Michigan
Lessee, Lease, Description [Line Items]
Sublease payments							$ 2,300